Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)					1 Months Ended					12 Months Ended
	May 17, 2021 EUR (€) yr € / shares	May 12, 2021 EUR (€) yr € / shares	Feb. 13, 2020 $ / shares	Nov. 15, 2018 EUR (€) yr € / shares	Dec. 31, 2024 EUR (€) yr € / shares	May 31, 2023 EUR (€) yr € / shares	May 31, 2022 EUR (€) yr € / shares	Feb. 29, 2020 EUR (€) yr € / shares	Apr. 03, 2019 EUR (€) yr € / shares	Dec. 31, 2028 EUR (€) yr € / shares	Dec. 31, 2027 EUR (€) yr € / shares	Dec. 31, 2026 EUR (€) yr € / shares	Dec. 31, 2025 EUR (€) yr € / shares	Dec. 31, 2024 EUR (€) yr	Aug. 31, 2024 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 31.61	€ 36.13					€ 42.24	€ 10.83
Weighted average share price (in euros per share) | € / shares	€ 190.87	€ 179.16					€ 157.24	€ 28.20
Exercise price (in euros per share) | € / shares	€ 179.83	€ 178.29					€ 146.40	€ 28.32
Expected volatility	52.30%	56.20%					53.50%	36.60%
Expected life (in years) | yr	4.6	4.6					5.8	4.8
Risk-free interest rate	4.20%	4.50%					4.50%	1.60%
LTI 2020 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €					€ 92.21									€ 92.21
Expected life (in years) | yr														4.0
LTI 2021 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €					203.22									€ 203.22
Expected life (in years) | yr														4.0
LTI 2022 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €					€ 165.03									€ 165.03
Expected life (in years) | yr														4.0
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €						€ 45.73
Weighted average share price (in euros per share) | € / shares						€ 98.93
Exercise price (in euros per share) | (per share)			$ 30.78			€ 104.86
Expected volatility						47.20%
Expected life (in years) | yr						5.8
Risk-free interest rate						3.70%
Management Board Grant | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €										€ 34.74	€ 43.98	€ 45.98	€ 49.89		€ 37.88
Weighted average share price (in euros per share) | € / shares					€ 84.23					€ 109.68	€ 109.68	€ 109.68	€ 109.68
Exercise price (in euros per share) | € / shares					€ 75.91					€ 130.37	€ 123.00	€ 119.48	€ 112.63
Expected volatility					48.90%					43.70%	47.80%	47.80%	49.20%
Expected life (in years) | yr					5.8					5.8	5.8	5.8	5.8
Risk-free interest rate					3.80%					4.80%	4.70%	4.70%	4.60%
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €				€ 7.41					€ 6.93
Weighted average share price (in euros per share) | € / shares				€ 14.40					€ 15.72
Exercise price (in euros per share) | € / shares				€ 10.14					€ 15.03
Expected volatility				46.00%					46.00%
Expected life (in years) | yr				5.8					6.0
Risk-free interest rate				0.10%					0.10%